Stock-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares available for grant under Company's stock incentive plan (subject to adjustment for forfeitures)	24
Fair value of shares vested	$ 191	$ 182	$ 175
Stock-based compensation expense	207	189	178
Stock-based compensation expense on an after tax basis	155	$ 142	$ 133
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 155
Unrecognized compensation cost recognized over a weighted-average period as compensation expense	1 year 10 months 24 days
Minimum [Member]
Date of grant exercisable period	10 years
Stock and unit awards vesting period	3 years
Maximum [Member]
Stock and unit awards vesting period	5 years